RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

VoiceInterop has been allocated expenses from Cleartronic for the nine months ended June 30, 2019 and 2018, respectively. These allocated costs, which are included in selling and administrative expenses and are primarily related to corporate administrative expenses, including administrative and technical employee related costs including benefits for corporate and shared employees, and fees for other corporate and support services.  The costs for these services and support functions have been allocated to VoiceInterop using the most meaningful allocation methodology which was based on proportionate direct costs.

All of VoiceInterop’s transactions with Cleartronic are considered to be financing transactions, which are presented as net contributions from Parent in the accompanying statements of cash flows.

On December 17, 2018, VoiceInterop entered into an unsecured note receivable with a shareholder which bears interest at 35% and matures on February 10, 2019. As of December 31, 2018, the note and interest receivable balance were $25,000 and $336, respectively. These amounts are included in assets from discontinued operations. On February 14, 2019 the Company granted a 30 day extension to the shareholder. On March 6, 2019 the shareholder repaid the full principal amount along with $1,770 in accrued interest.

NOTE 4 – RELATED PARTY TRANSACTIONS

VoiceInterop has been allocated expenses from Cleartronic for the year ended September 30, 2018 and 2017, respectively. These allocated costs, which are included in selling and administrative expenses and are primarily related to corporate administrative expenses, including administrative and technical employee related costs including benefits for corporate and shared employees, and fees for other corporate and support services.  The costs for these services and support functions have been allocated to VoiceInterop using the most meaningful allocation methodology which was based on proportionate direct costs.

All of VoiceInterop’s transactions with Cleartronic are considered to be financing transactions, which are presented as net contributions from Parent in the accompanying statements of cash flows.